FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Recurring fair value measurement - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 403	$ 304
Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	131	42
Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	(136)	204
Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	408	58
Contingent consideration [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	240	58
Contingent consideration [member] | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Contingent consideration [member] | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Contingent consideration [member] | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	240	58
Other investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	131	42
Other investments [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	131	42
Other investments [Member] | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Other investments [Member] | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Derivatives [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	(386)
Derivatives [member] | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0
Derivatives [member] | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	(386)
Derivatives [member] | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0
Receivables from provisional copper and gold sales [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	250	204
Receivables from provisional copper and gold sales [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Receivables from provisional copper and gold sales [Member] | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	250	204
Receivables from provisional copper and gold sales [Member] | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	$ 0
Receivable from NOVAGOLD
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	168
Receivable from NOVAGOLD | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0
Receivable from NOVAGOLD | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0
Receivable from NOVAGOLD | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 168